Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0001443646
Registrant Name	Booz Allen Hamilton Holding Corp
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES